Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rental deposits	$ 136	843	2,105
Prepayments	6,789	42,120	7,769
Staff advances	392	2,435	867
Interest receivable	1,940	12,040	1,602
Receivables from third-party payment platform	1,980	12,283	0
Other receivables	675	4,190	944
Prepaid expenses and other current assets	$ 11,912	73,911	13,287